Plant, Equipment, and Mine Development, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	$ 70,915		$ 68,415
Less: accumulated depreciation and amortization	(19,342)		(17,208)
Total	51,573		51,207
Process equipment
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	15,144		14,770
Leach pads
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	11,190		11,190
Depreciation and amortization	$ 2,100	$ 0
Buildings and leashold improvements
Plant, Equipment, and Mine Development, Net
Depreciation Life	10 years
Property and equipment, gross	$ 10,507		10,507
Restart leach pads
Plant, Equipment, and Mine Development, Net
Depreciation Life	18 months
Property and equipment, gross	$ 6,241		6,229
Mine equipment
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	4,847		4,716
Vehicles
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	$ 184		136
Furniture and office equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	7 years
Property and equipment, gross	$ 264		129
Mine development
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	476		119
Construction in progress and other
Plant, Equipment, and Mine Development, Net
Property and equipment, gross	22,062		$ 20,619
Plant, equipment and mine development
Plant, Equipment, and Mine Development, Net
Depreciation and amortization	$ 2,100	$ 800
Minimum | Process equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	5 years
Minimum | Mine equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	5 years
Minimum | Vehicles
Plant, Equipment, and Mine Development, Net
Depreciation Life	3 years
Maximum | Process equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	13 years
Maximum | Mine equipment
Plant, Equipment, and Mine Development, Net
Depreciation Life	7 years
Maximum | Vehicles
Plant, Equipment, and Mine Development, Net
Depreciation Life	5 years